PROPERTY, PLANT AND EQUIPMENT (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Jul. 31, 2014	Jul. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 310,560	$ 0	$ 74,053	$ 0
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation	121,321	0	34,456	0
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 189,241	$ 0	$ 38,241	$ 0